Quantitative and qualitative disclosure about market risk - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 HKD ($) customer	Dec. 31, 2024 HKD ($) customer
Concentration Risk
Provisions for doubtful accounts	$ (453)	$ 3,468	$ (49)
Outstanding principal	7,690
Accrued interest on loans	850
Cash and bank deposits	$ 4,020			$ 800,000	$ 800,000
Maturity term of time deposits	5 years			5 years
Alpen Baruch Bank
Concentration Risk
Cash at bank	$ 1,630
Sales Revenue | Customer concentration
Concentration Risk
Number of customers | customer	2			2	1
Sales Revenue | Customer concentration | Major Customer One
Concentration Risk
Concentration risk percentage	40.00%	30.00%
Sales Revenue | Customer concentration | Major Customer Two
Concentration Risk
Concentration risk percentage	29.00%
Loan receivables | Customer concentration
Concentration Risk
Number of customers | customer	3			3	2
Loan receivables | Customer One | Customer concentration
Concentration Risk
Concentration risk percentage	26.00%	11.00%
Loan receivables | Customer Two | Customer concentration
Concentration Risk
Concentration risk percentage	19.00%	31.00%
Loan receivables | Customer Three | Customer concentration
Concentration Risk
Concentration risk percentage	15.00%
Cost of revenue | Supplier concentration | Supplier one
Concentration Risk
Concentration risk percentage	10.00%	10.00%
Accounts Receivable | Credit Concentration Risk
Concentration Risk
Number of customers | customer	1			1	4
Accounts Receivable | Customer One | Credit Concentration Risk
Concentration Risk
Concentration risk percentage	98.00%	13.00%
Accounts Receivable | Customer Two | Credit Concentration Risk
Concentration Risk
Concentration risk percentage		17.00%
Accounts Receivable | Customer Three | Credit Concentration Risk
Concentration Risk
Concentration risk percentage		20.00%
Accounts Receivable | Customer Four | Credit Concentration Risk
Concentration Risk
Concentration risk percentage		41.00%